FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Financial instruments carried at fair value [Line Items]
Escrow fund		$ 125
Total	$ 7,685	1,975
Options And Forward Contracts Derivative Liabilities [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	11	54
Asset Derivatives [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Asset	25	82
ContingentConsiderationClassifiedAsAssetsOrLiabilitesFairValueDisclosure	(812)	(630)
Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Escrow fund		125
Total	8,309	2,490
Level 1 [Member] | Options And Forward Contracts Derivative Liabilities [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	0	0
Level 1 [Member] | Asset Derivatives [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Asset	0	0
ContingentConsiderationClassifiedAsAssetsOrLiabilitesFairValueDisclosure	0	0
Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Escrow fund		0
Total	187	101
Level 2 [Member] | Options And Forward Contracts Derivative Liabilities [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	11	54
Level 2 [Member] | Asset Derivatives [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Asset	25	82
ContingentConsiderationClassifiedAsAssetsOrLiabilitesFairValueDisclosure	0	0
Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Escrow fund		0
Total	(811)	(616)
Level 3 [Member] | Options And Forward Contracts Derivative Liabilities [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	0	0
Level 3 [Member] | Asset Derivatives [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Asset	0	0
ContingentConsiderationClassifiedAsAssetsOrLiabilitesFairValueDisclosure	(812)	(630)
Money Market Funds [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	162	10
Money Market Funds [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	162	10
Money Market Funds [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Money Market Funds [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Demand Deposits [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	6,784	2,216
Demand Deposits [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	6,784	2,216
Demand Deposits [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Demand Deposits [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	0	0
Auction Rate Securities [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities		13
Auction Rate Securities [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities		0
Auction Rate Securities [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities		0
Auction Rate Securities [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities		13
Structured Finance [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	94	96
Structured Finance [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	0	0
Structured Finance [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	94	96
Structured Finance [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	0	0
Other Debt Obligations [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	12	74
Other Debt Obligations [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	11	73
Other Debt Obligations [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	0	0
Other Debt Obligations [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	1	1
Interest Rate Swap [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Asset	105	20
Interest Rate Swap [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Asset	0	0
Interest Rate Swap [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Asset	105	20
Interest Rate Swap [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Asset	0	0
Equity Securities [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	1,352	66
Equity Securities [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	1,352	66
Equity Securities [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	0	0
Equity Securities [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	0	0
Cross Currency Interest Rate Contract [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	26	43
Cross Currency Interest Rate Contract [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	0	0
Cross Currency Interest Rate Contract [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	26	43
Cross Currency Interest Rate Contract [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	$ 0	$ 0